Loans - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings		₨ 372,013.8		₨ 406,381.7	$ 4,903.3
Purchased financing receivable outstanding		836,172.8		710,194.7
Loans receivable restructured due to unexpected event		229,800.0	$ 3,000.0	138,400.0
Allowance for loan losses		79,821.5		67,584.1	$ 1,052.1
Accounting Standards Update 2016-13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable loans available for sale debt securities off balance sheet credit exposures and others credit loss expense reversal change in method	₨ 83,496.4
Cumulative adjustment to retained earnings	62,480.4
Allowance for loan losses	₨ 21,016.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value		0.0		0.0
Loans receivable restructured due to unexpected event		137,800.0		220,000.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event		₨ 600.0		9,800.0
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans considered current		90 days	90 days
Number of past days less than to which Crop Related Agricultural loans are not considered as impaired		366 days	366 days
HDB Retail Business Banking [Member] | Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value		₨ 0.0		₨ 0.0